Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Line Items]
Commitments and Contingencies

6.      COMMITMENTS AND CONTINGENCIES

Contracts

In August 2021, the Company entered into an exclusive agreement with a cloud service provider to host its voice artificial intelligence platform pursuant to which the Company committed to pay $100,000 in cloud costs over a seven-year period contingent upon the successful completion of the Business Combination.

Letters of Credit

In conjunction with entering an 89-month lease in 2017 for the Santa Clara, California, facility, the Company agreed to issue a letter of credit for $1,656 to the landlord as a lease guarantee. The Company has cash equivalents deposited with a commercial bank as collateral against the letter of credit. The letter of credit was initially issued for a term of twelve months and is automatically renewed every twelve months for the entire term of the lease.

If an event of default occurs, the landlord may draw upon the letter of credit. The letter of credit is reduced by $230 at the beginning of the 25th month of the lease, and annually thereafter, upon request of the Company. However, if during the period of the lease the Company’s tangible net worth is equal to or greater than $100,000, or the Company completes an initial public offering for the sale of its stock on a U.S. stock exchange for a total market capitalization of $300,000 or more, then the letter of credit will be reduced to $230. As of December 31, 2021, the Company’s letter of credit requirement was $1,196 with $460 recorded as current restricted cash equivalents as the Company did not request a $230 reduction during the year ended. As of December 31, 2020, the Company’s letter of credit requirement was $1,196 with $230 recorded as current restricted cash equivalents.

Additionally, in conjunction with entering a five-year lease in 2015 for the San Francisco, California, facility, the Company agreed to issue a letter of credit for $94 as security for the Company’s performance of the provisions of the lease agreement. As of December 31, 2021, the restriction on cash expired.

Legal Proceedings

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues contingent liabilities when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. In the opinion of management, there are no pending claims for which the outcome is expected to result in a material adverse effect on the financial position, results of operations or cash flows of the Company.

Other Matters

The Company has not historically collected U.S. state or local sales and use tax, or other similar taxes, in any jurisdiction. On June 21, 2018, the U.S. Supreme Court decided, in South Dakota v. Wayfair, Inc., that state and local jurisdiction may, in certain circumstances, enforce sales and use tax collection obligations on remote vendors that have no physical presence in such jurisdiction. A number of states have already begun, or have positioned themselves to begin, requiring sales and use tax collection from remote vendors. The details and effective dates of these collection requirements vary from state to state. The Company continues to analyze potential sales tax exposure using a state-by-state assessment, and estimated and recorded a liability as of December 31, 2021 and 2020, in accordance with ASC 450, Contingencies, of $1,105 and $829, respectively.

Archimedes Tech Spac Partners Co [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 8 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares and Representative Shares (as defined below) issued and outstanding on the date of the IPO, as well as the holders of the Private Units and any units the Sponsor, officers, directors or their affiliates may be issued in payment of Working Capital Loans made to the Company (and all underlying securities), will be entitled to registration rights pursuant to an agreement signed on March 10, 2021. The holders of a majority of these securities are entitled to make up to two demands that the Company use its best efforts to register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Representative Shares, Private Units and units issued to the Sponsor, officers, directors or their affiliates in payment of Working Capital Loans made to the Company (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. Notwithstanding anything to the contrary, EarlyBirdCapital may only make a demand on one occasion and only during the five-year period beginning on March 10, 2021. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

EarlyBirdCapital and I-Bankers Securities, Inc. (the “Underwriters”) have a 45-day option from the date of the IPO to purchase up to an additional 1,800,000 Public Units to cover over-allotments, if any. The Underwriters were entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the IPO, or $2,400,000 (or up to $2,760,000 if the underwriters’ over-allotment is exercised in full). On March 15, 2021, the Company paid, in aggregate, a fixed underwriting discount of $2,400,000.

On March 19, 2021, the Underwriters partially exercised the over-allotment option to purchase 1,300,000 Public Units and were, in aggregate, paid a fixed underwriting discount of $260,000.

EarlyBirdCapital will have the right of first refusal for a period commencing from the consummation of the IPO until the consummation of the initial Business Combination (or the liquidation of the Trust Account in the event that the Company fails to consummate the initial Business Combination within the Combination Period) to act as book running manager, placement agent and/or arranger for all financings where the Company seeks to raise equity, equity-linked, debt or mezzanine financings relating to or in connection with the initial Business Combination.

In addition, under certain circumstances EarlyBirdCapital will be granted, for a period of one year from the closing of the IPO, the right to act as lead underwriter for the next U.S. registered public offering of securities, undertaken by any of the Company’s officers, for the purpose of raising capital and placing 90% or more of the proceeds in a trust or escrow account to be used to acquire one or more operating businesses in the technology industry that have not been identified at the time of the IPO.

Business Combination Marketing Agreement

The Company has engaged EarlyBirdCapital as an advisor in connection with the Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the initial Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of its initial Business Combination in an amount equal to 3.5% of the gross proceeds of the IPO (exclusive of any applicable finders’ fees which will become payable); provided that up to 30% of the fee may be allocated at the Company’s sole discretion to other FINRA members (including, with EarlyBirdCapital’s prior consent which shall not be unreasonably withheld, companies affiliated with the Company or its officers or directors) that assist the Company in identifying or consummating an initial Business Combination.

Representative Shares

On January 13, 2021, the Company has issued to EarlyBirdCapital and its designees an aggregate of 350,000 representative shares at a purchase price of $0.0001 per share (the “Representative Shares”). The fair value of the Representative Shares was determined to be $2,024,463 (See Note 7). On March 10, 2021, the Company effected a stock dividend of 0.2 shares of common stock for every share of common stock outstanding, resulting in an additional 70,000 representative shares issued to EarlyBirdCapital for no consideration and an aggregate of 420,000 representative shares outstanding. The holders of the Representative Shares have agreed not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of the initial Business Combination. In addition, the holders of the Representative Shares have agreed (i) to waive their conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the Combination Period.

The Representative Shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following March 10, 2021 pursuant to Rule 5110(g)(1) of the FINRA Manual. Pursuant to FINRA Rule 5110(g)(1), these securities will not be sold during the IPO, or sold, transferred, assigned, pledged, or hypothecated, or be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the March 10, 2021 or commencement of sales of the IPO, except to any underwriter and selected dealer participating in the IPO and their bona fide officers or partners, provided that all securities so transferred remain subject to the lock-up restriction above for the remainder of the time period.

Business Combination Legal Services Agreement

The Company has entered into an agreement with its legal counsel, Loeb & Loeb (“Loeb”), whereby the Company is required to pay a total of $250,000 in retainer fees to Loeb for services related to the initial Business Combination upon the completion of certain milestones. The balance of any additional legal fees incurred related to the initial Business Combination will be due at the closing of the SPAC Merger. As of December 31, 2021, the Company had paid a total of $50,000 of retainer fees to Loeb.

Consulting Agreement

On March 16, 2021, the Company entered into a consulting agreement with Dr. Julia, a director of the Company, pursuant to which Dr. Julia agreed to introduce to the Company one or more potential candidates for the Company to pursue regarding a potential business combination in exchange for a single consulting fee equal to 1.0% of the enterprise value of the target company paid in cash, not to exceed 2.0% of the Trust Account, payable concurrent with the closing of the business combination with the target introduced by Dr. Julia. On November 15, 2021, the Company entered into a Merger Agreement with SoundHound Inc., which Dr. Julia had introduced to the Company. Pursuant to the consulting agreement, upon the closing of the Business Combination, Dr. Julia will be entitled to a finder’s fee of $2.66 million.